Revenue	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Revenue
4.	REVENUE

	Years ended December 31,
	2017	2016
Copper contained in concentrate	387,356	283,401
Molybdenum concentrate	21,807	5,900
Silver	2,132	3,988

Total gross revenue	411,295	293,289
Less: Treatment and refining costs	(32,996)	(29,424)

Revenue	378,299	263,865